Debt (Details) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended					6 Months Ended	12 Months Ended
	Oct. 31, 2007	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Jun. 30, 2011 Senior, unsecured notes due 2012 [Member]	Dec. 31, 2010 Senior, unsecured notes due 2012 [Member]	Jun. 30, 2011 Senior, unsecured notes due 2014 [Member]	Dec. 31, 2010 Senior, unsecured notes due 2014 [Member]	Jun. 30, 2011 Senior notes due 2015 [Member]	Dec. 31, 2010 Senior notes due 2015 [Member]	Mar. 31, 2011 Senior notes due 2019 [Member]	Jun. 30, 2011 Senior notes due 2019 [Member]	Dec. 31, 2010 Senior notes due 2019 [Member]	Jun. 30, 2011 Senior notes due 2019 [Member] First Optional Redemption Period [Member]	Jun. 30, 2011 Senior notes due 2019 [Member] Second Optional Redemption Period [Member]	Jun. 30, 2011 Senior notes due 2019 [Member] Third Optional Redemption Period [Member]	Jun. 30, 2011 Credit Facility [Member]	Dec. 31, 2010 Credit Facility [Member]
Debt Instrument [Line Items]
Stated interest rate (in hundredths)							5.00%	5.00%	5.125%	5.125%	7.375%	7.375%		7.00%
Debt maturity date							Dec. 15, 2012	Dec. 15, 2012	Oct. 01, 2014	Oct. 01, 2014	Jun. 01, 2015	Jun. 01, 2015	Mar. 15, 2019	Mar. 15, 2019
Cumulative increase in fair value of hedged debt							$ 1,383,000	$ 4,879,000	$ 499,000
Long-term portion of debt		739,966,000		739,966,000		748,122,000	86,152,000	284,843,000	253,814,000	263,279,000	200,000,000	200,000,000		200,000,000	0
Amounts drawn on credit facility		13,000,000		13,000,000		7,000,000													(13,000,000)
Total debt		752,966,000		752,966,000		755,122,000
Debt instrument, issuance date							December 2002		October 2004		May 2007		March 2011	March 2011
Principal Amount Issued							300,000,000		275,000,000		200,000,000		200,000,000	200,000,000					200,000,000
Anticipated period of registering the notes with the Securities and Exchange Commission via a registration statement (in days)													340D	340D
Anticipated date of registering the notes with the Securities and Exchange Commission via a registration statement													Mar. 15, 2011	Mar. 15, 2011
Optional redemption period																Prior to March 15, 2014	Prior to March 15, 2015	On or after March 15, 2015
Notes redeemable (in hundredths)																35.00%
Minimum number of redemptions permitted																1
Minimum number of equity offerings permitted																1
Redemption price, optional redemption (in hundredths)																107.00%	100.00%
Redemption price, optional redemption minimum (in hundredths)											100.00%							100.00%
Redemption price, optional redemption maximum (in hundredths)											103.688%							103.50%
Redemption price, mandatory redemption (in hundredths)											101.00%			101.00%
Proceeds from issuance of notes, net of offering costs							295,700,000		272,300,000		196,300,000			196,600,000
Fair value of notes							86,500,000		254,500,000		205,300,000			202,600,000
Remaining principal amount outstanding							84,800,000		86,500,000
Amount of notes retired	325,000,000						195,500,000		10,000,000
Pre-tax loss from extinguishment of debt		0	0	(6,995,000)	0		6,800,000		200,000
Credit facility, date of expiration																			March 2013
Commitment fees, minimum (in hundredths)																			0.40%
Commitment fees, maximum (in hundredths)																			0.50%
Credit facility, daily average amount outstanding																			11,800,000	50,000,000
Weighted-average interest rate on daily average amount outstanding (in hundredths)																			3.01%	3.20%
Weighted-average interest rate on amount outstanding (in hundredths)																			3.30%	5.25%
Ratio of EBITDA to interest expense																			2
Credit facility, maximum annual cash dividend allowed																			70,000,000
Line of Credit Facility [Line Items]
Credit facility commitment																			200,000,000
Amounts drawn on credit facility		13,000,000		13,000,000		7,000,000													(13,000,000)
Outstanding letters of credit																			(8,762,000)
Net available for borrowing at end of period																			$ 178,238,000